Derivatives Derivatives, Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Derivatives [Abstract]
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	$ 12.8	$ 12.3
Collateral for derivative instruments with credit-risk-related contingent features	8.9	8.8
Additional collateral for derivative instruments with credit-risk-related contingent features	$ 4.0	$ 3.6